Segment Information (Schedule of Segment Indentifiable Assets by Geographical Area) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 107,860	$ 95,379
Goodwill			$ 393
Total assets	107,860	95,379
Hong Kong And Macao [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	48,887	42,412
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 59,973	$ 52,967